Accounts Receivable Net - Summary of Accounts Receivable Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	¥ 2,979		¥ 6,485
Less: allowance for doubtful accounts	0
Accounts receivable, net	¥ 2,979	$ 428	¥ 6,485